Note 14 - Investments in Financial Assets - Details of Investments in Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Total Investments in financial assets	$ 404,144	$ 86,173
BTC [member]
Statement Line Items [Line Items]
Total Investments in financial assets	186,067	35,365
Grayscale CoinDesk Crypto 5 ETF [member]
Statement Line Items [Line Items]
Total Investments in financial assets	93,184	0
CoinDesk 20 [Member]
Statement Line Items [Line Items]
Total Investments in financial assets	87,802	40,598
Other digital assets [member]
Statement Line Items [Line Items]
Total Investments in financial assets	12,408	10,110
Other investments in financial assets [member]
Statement Line Items [Line Items]
Total Investments in financial assets	$ 24,683	$ 100